LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2015
LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS
LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS

9.LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Land use right	51,678	—	—
Less: accumulated amortization	(1,981)	—	—

	49,697	—	—

The Company’s land use right is related to the payment to acquire a land use right of approximately 39,000 square meters of land in Beijing Shunyi District, on which the Company plans to develop a cloud infrastructure.

According to the land use right contract, the Company has a 50-year use right over the land, which is used as the basis for amortization. Amortization expense for land use right for the years ended December 31, 2013, 2014 and 2015 was RMB948,000, RMB1,033,000 and RMB1,044,000 (US$161,000), respectively.

As of December 31, 2015, land use right with a net carrying amount of RMB48,880,000 (US$7,546,000) was reclassified and included in assets held for sale (Note 10).

As of December 31, 2014 and 2015, the Company has capitalized RMB283,475,000 and RMB 467,746,000 (US$72,208,000) of costs which were directly attributable to the development of the cloud infrastructure. The capitalized cost was recorded in the cloud infrastructure construction in progress in the consolidated balance sheets as of December 31, 2014 and was reclassified and included in assets held for sale (Note 10) as of December 31, 2015.